REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2025
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of disaggregated revenues

	Six Months Ended
	June 30,
	2024	2025
Room revenues	5,741	5,249
Food and beverage revenues	656	637
Others	383	304
Leased and owned hotels revenue	6,780	6,190
Initial one-time license/franchise fee	64	78
On-going management and service/royalty fees	1,536	1,792
Central reservation system usage fees, other system maintenance and support fees	1,522	1,931
Reimbursements for hotel manager fees	817	1,029
Other fees	458	534
Manachised and franchised hotels revenues	4,397	5,364
Other revenues	249	267
Total revenues	11,426	11,821

Schedule of contract balances

	As of
	December 31,	June 30,
	2024	2025
Current contract liabilities	1,822	1,885
Long-term contract liabilities	1,351	1,485
Total contract liabilities	3,173	3,370